[Fleet Logo]  Columbia Management Group                  Legal Department
                                                         Mail Stop: MA DE 11511E
                                                         One Financial Center
                                                         Boston, MA 02111
                                                         617 345.0919 fax

March 5, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty-Stein Roe Funds Investment Trust (Trust)
          Liberty Global Themtic Equity Fund
          Liberty European Thematic Equity Fund (the Funds)
          File Nos. 811-4978 & 33-11351
          -----------------------------

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information dated March 1, 2003 for the Funds does not differ from that contained in Post-Effective Amendment No. 82 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2003 (Accession Number 0000021847-03-000075).

The Funds' Statement of Additional Information dated March 1, 2003, is now being used in connection with the public offering and sale of shares of the Funds.

The Funds are each a separate portfolio of the Trust.

Very truly yours,
LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST


/s/ Kevin S. Jacobs

Kevin S. Jacobs
Assistant Secretary